STAFF COSTS - Long-Term Incentive Plan - RSUs Granted in 2020 (Details) $ / shares in Units, $ in Millions						12 Months Ended
	Mar. 07, 2024 USD ($) equityInstrument $ / shares	Mar. 29, 2023 kr / shares	Mar. 29, 2023 USD ($) equityInstrument $ / shares	Mar. 23, 2022 kr / shares	Mar. 23, 2022 USD ($) equityInstrument	Dec. 31, 2024 equityInstrument	Dec. 31, 2023 equityInstrument	Dec. 31, 2022 equityInstrument
Long term incentive plan, retention plan | Jacob Meldgaard
STAFF COSTS
Granted during the period (in shares)			300,000
Exercise price per RSU (in DKK/USD per share) | $ / shares			$ 0.01
RSU grant value assuming 100% vesting | $			$ 10.7
Long term incentive plan, ordinary plan
STAFF COSTS
Granted during the period (in shares)						1,506,400	3,136,600	1,393,000
Long term incentive plan, ordinary plan | Jacob Meldgaard
STAFF COSTS
Granted during the period (in shares)	255,200		255,200		255,200
Exercise price per RSU (in DKK/USD per share) | (per share)	$ 258.40	kr 220.60		kr 58.00
RSU grant value assuming 100% vesting | $	$ 1.9		$ 2.5		$ 0.5